Guarantor Subsidiaries - Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net income	$ 46,857	$ 36,875	$ 69,461	$ 90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	47,747	43,005	97,185	83,109
Amortization of intangible assets and deferred financing fees	2,590	1,155	5,167	2,374
Share-based payments expense	3,843	5,938	8,680	14,730
Excess tax benefits on share-based payments	(960)	(598)	(3,029)	(3,737)
Deferred income taxes	(47,327)	25,440	(36,911)	56,624
(Income) loss from equity method investments, net	9,629	5,044	16,654	(10,115)
Non-cash interest on convertible debt	1,111	1,764	2,774	3,481
Loss from extinguishments of callable convertible debt	4,011	0	5,949	0
Other	(482)	(1,802)	(1,811)	(3,313)
Equity in income (losses) of subsidiaries	0	0	0	0
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(4,955)	(4,839)	(2,650)	(6,615)
Content library	(16,700)	(722)	4,912	(4,040)
Prepaid expenses and other current assets	(2,690)	(3,062)	(10,611)	(6,874)
Other assets	388	444	902	995
Accounts payable	(41,001)	12,634	(70,972)	(26,027)
Accrued payable to retailers	14,424	11,891	(273)	(2,123)
Other accrued liabilities	13,077	6,136	(14,763)	5,181
Net cash flows from operating activities	29,562	139,303	70,664	194,221
Investing Activities:
Purchases of property and equipment	(35,499)	(38,694)	(68,730)	(76,701)
Proceeds from sale of property and equipment	12,700	525	12,832	669
Net sales (purchases) of short term investments	43,000	0	(10,000)	0
Receipt of note receivable principal	0	0	95	0
Acquisition of NCR DVD kiosk business	0	(100,000)	0	(100,000)
Equity investments	0	0	(14,000)	(28,350)
Investments in and advances to affiliates			0	0
Net cash flows from investing activities	20,201	(138,169)	(79,803)	(204,382)
Financing Activities:
Proceeds from issuance of senior unsecured notes	0	0	343,769	0
Financing costs associated with senior unsecured notes	(142)	0	(444)	0
Principal payments on term loan and repurchase of convertible debt	(110,460)	(2,187)	(176,196)	(4,375)
Repurchases of common stock	(24,906)	(4,058)	(71,388)	(4,058)
Principal payments on capital lease obligations and other debt	(4,200)	(4,511)	(7,451)	(9,194)
Excess tax benefits related to share-based payments	960	598	3,029	3,737
Proceeds from exercise of stock options, net	5,652	1,768	6,745	3,981
Net cash flows from financing activities	(133,096)	(8,390)	98,064	(9,909)
Effect of exchange rate changes on cash	126	(737)	(1,574)	(150)
Increase (decrease) in cash and cash equivalents	(83,207)	(7,993)	87,351	(20,220)
Cash and cash equivalents:
Beginning of period	453,452	329,628	282,894	341,855
End of period	370,245	321,635	370,245	321,635
Reportable Legal Entities | Outerwall Inc.
Operating Activities:
Net income	46,857	83	74,843	90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	7,668	6,925	17,318	13,857
Amortization of intangible assets and deferred financing fees			2,412	2,269
Share-based payments expense			5,063	5,280
Excess tax benefits on share-based payments			(3,029)	(3,737)
Deferred income taxes			10,915	7,141
(Income) loss from equity method investments, net	1,435	675	2,019	1,095
Non-cash interest on convertible debt			2,774	3,481
Loss from extinguishments of callable convertible debt			5,949
Other			(1,536)	(1,477)
Equity in income (losses) of subsidiaries	(38,630)	(1,513)	(70,099)	(94,020)
Cash flows from changes in operating assets and liabilities:
Accounts receivable			(555)	(137)
Content library			680	134
Prepaid expenses and other current assets			(3,176)	470
Other assets			145	74
Accounts payable			3,221	(5,310)
Accrued payable to retailers			2,869	2,009
Other accrued liabilities			1,542	(1,343)
Net cash flows from operating activities			51,355	20,357
Investing Activities:
Purchases of property and equipment			(32,037)	(28,481)
Proceeds from sale of property and equipment			12,079	361
Net sales (purchases) of short term investments			(10,000)
Receipt of note receivable principal			95
Acquisition of NCR DVD kiosk business				0
Equity investments			0	(10,000)
Investments in and advances to affiliates			(31,177)	3,110
Net cash flows from investing activities			(61,040)	(35,010)
Financing Activities:
Proceeds from issuance of senior unsecured notes			343,769
Financing costs associated with senior unsecured notes			(444)
Principal payments on term loan and repurchase of convertible debt			(176,196)	(4,375)
Repurchases of common stock			(71,388)	(4,058)
Principal payments on capital lease obligations and other debt			(7,053)	(3,532)
Excess tax benefits related to share-based payments			3,029	3,737
Proceeds from exercise of stock options, net			6,745	3,981
Net cash flows from financing activities			98,462	(4,247)
Effect of exchange rate changes on cash			21	(223)
Increase (decrease) in cash and cash equivalents			88,798	(19,123)
Cash and cash equivalents:
Beginning of period			242,489	310,259
End of period	331,287	291,136	331,287	291,136
Reportable Legal Entities | Combined Guarantor Subsidiaries
Operating Activities:
Net income	38,630	38,301	67,408	94,020
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	38,833	35,277	77,573	67,670
Amortization of intangible assets and deferred financing fees			2,755	105
Share-based payments expense			3,617	9,450
Excess tax benefits on share-based payments			0	0
Deferred income taxes			(46,283)	49,726
(Income) loss from equity method investments, net	8,194	4,369	14,635	(11,210)
Non-cash interest on convertible debt			0	0
Loss from extinguishments of callable convertible debt			0
Other			(272)	(1,837)
Equity in income (losses) of subsidiaries	1,683	(2,898)	652	(3,533)
Cash flows from changes in operating assets and liabilities:
Accounts receivable			(791)	(6,360)
Content library			5,459	(3,237)
Prepaid expenses and other current assets			(6,951)	(7,120)
Other assets			744	921
Accounts payable			(74,894)	(19,985)
Accrued payable to retailers			(5,097)	(4,177)
Other accrued liabilities			(16,177)	6,671
Net cash flows from operating activities			22,378	171,104
Investing Activities:
Purchases of property and equipment			(25,474)	(45,082)
Proceeds from sale of property and equipment			750	308
Net sales (purchases) of short term investments			0
Receipt of note receivable principal			0
Acquisition of NCR DVD kiosk business				(100,000)
Equity investments			(14,000)	(18,350)
Investments in and advances to affiliates			20,373	(2,483)
Net cash flows from investing activities			(18,351)	(165,607)
Financing Activities:
Proceeds from issuance of senior unsecured notes			0
Financing costs associated with senior unsecured notes			0
Principal payments on term loan and repurchase of convertible debt			0	0
Repurchases of common stock			0	0
Principal payments on capital lease obligations and other debt			(203)	(5,497)
Excess tax benefits related to share-based payments			0	0
Proceeds from exercise of stock options, net			0	0
Net cash flows from financing activities			(203)	(5,497)
Effect of exchange rate changes on cash			0	0
Increase (decrease) in cash and cash equivalents			3,824	0
Cash and cash equivalents:
Beginning of period			0	0
End of period	3,824	0	3,824	0
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Operating Activities:
Net income	(1,683)	2,902	(3,343)	3,533
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	1,246	803	2,294	1,582
Amortization of intangible assets and deferred financing fees			0	0
Share-based payments expense			0	0
Excess tax benefits on share-based payments			0	0
Deferred income taxes			(1,543)	(243)
(Income) loss from equity method investments, net	0	0	0	0
Non-cash interest on convertible debt			0	0
Loss from extinguishments of callable convertible debt			0
Other			(3)	1
Equity in income (losses) of subsidiaries	0	0	0	0
Cash flows from changes in operating assets and liabilities:
Accounts receivable			(1,304)	(118)
Content library			(1,227)	(937)
Prepaid expenses and other current assets			(484)	(224)
Other assets			13	0
Accounts payable			347	390
Accrued payable to retailers			1,955	45
Other accrued liabilities			(128)	(147)
Net cash flows from operating activities			(3,423)	3,882
Investing Activities:
Purchases of property and equipment			(11,219)	(3,138)
Proceeds from sale of property and equipment			3	0
Net sales (purchases) of short term investments			0
Receipt of note receivable principal			0
Acquisition of NCR DVD kiosk business				0
Equity investments			0
Investments in and advances to affiliates			10,804	(627)
Net cash flows from investing activities			(412)	(3,765)
Financing Activities:
Proceeds from issuance of senior unsecured notes			0
Financing costs associated with senior unsecured notes			0
Principal payments on term loan and repurchase of convertible debt			0	0
Repurchases of common stock			0	0
Principal payments on capital lease obligations and other debt			(195)	(165)
Excess tax benefits related to share-based payments			0	0
Proceeds from exercise of stock options, net			0	0
Net cash flows from financing activities			(195)	(165)
Effect of exchange rate changes on cash			(1,595)	73
Increase (decrease) in cash and cash equivalents			(5,625)	25
Cash and cash equivalents:
Beginning of period			40,759	31,766
End of period	35,134	31,791	35,134	31,791
Eliminations
Operating Activities:
Net income	(36,947)	(4,411)	(69,447)	(97,553)
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	0	0	0	0
Amortization of intangible assets and deferred financing fees			0	0
Share-based payments expense			0	0
Excess tax benefits on share-based payments			0	0
Deferred income taxes			0	0
(Income) loss from equity method investments, net	0	0	0	0
Non-cash interest on convertible debt			0	0
Loss from extinguishments of callable convertible debt			0
Other			0	0
Equity in income (losses) of subsidiaries	36,947	4,411	69,447	97,553
Cash flows from changes in operating assets and liabilities:
Accounts receivable			0	0
Content library			0	0
Prepaid expenses and other current assets			0	0
Other assets			0	0
Accounts payable			354	(1,122)
Accrued payable to retailers			0	0
Other accrued liabilities			0	0
Net cash flows from operating activities			354	(1,122)
Investing Activities:
Purchases of property and equipment			0	0
Proceeds from sale of property and equipment			0	0
Net sales (purchases) of short term investments			0
Receipt of note receivable principal			0
Acquisition of NCR DVD kiosk business				0
Equity investments			0	0
Investments in and advances to affiliates			0	0
Net cash flows from investing activities			0	0
Financing Activities:
Proceeds from issuance of senior unsecured notes			0
Financing costs associated with senior unsecured notes			0
Principal payments on term loan and repurchase of convertible debt			0	0
Repurchases of common stock			0	0
Principal payments on capital lease obligations and other debt			0	0
Excess tax benefits related to share-based payments			0	0
Proceeds from exercise of stock options, net			0	0
Net cash flows from financing activities			0	0
Effect of exchange rate changes on cash			0	0
Increase (decrease) in cash and cash equivalents			354	(1,122)
Cash and cash equivalents:
Beginning of period			(354)	(170)
End of period	$ 0	$ (1,292)	$ 0	$ (1,292)